UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21473
                                   811-21518

Name of Fund:  Merrill Lynch Inflation Protected Fund
               Master Inflation Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Inflation Protected Fund and Master Inflation Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Merrill Lynch Inflation Protected Fund

Schedule of Investments as of August 31, 2004

                           Beneficial
                             Interest    Mutual Funds                                                              Value
                       $   99,870,662    Master Inflation Protected Trust                                   $   101,300,937

                                         Total Mutual Funds (Cost - $101,824,217) - 100.1%                      101,300,937

Total Investments (Cost - $101,824,217) - 100.1%                                                                101,300,937
Liabilities in Excess of Other Assets - (0.1%)                                                                    (100,332)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $   101,200,605
                                                                                                            ===============


Master Inflation Protected Trust


Schedule of Investments as of August 31, 2004                                                             (in U.S. dollars)
               S&P        Moody's      Face
Industry+      Ratings    Ratings    Amount   Corporate Bonds                                                      Value
Finance - 2.2%  A         A2    $ 2,500,000   SLM Corporation,4.12% due 4/01/2009(c)                        $     2,506,900

                                              Total Investments in Corporate Bonds
                                              (Cost - $2,500,000) - 2.2%                                          2,506,900


                                              U.S Government Obligations

                                              U.S. Treasury Inflation Indexed Bonds & Notes:
                AAA       Aaa    11,972,100       3.375% due 1/15/2007 (Tennessee Valley Authority)              12,798,414
                AAA       Aaa     4,696,360       3.625% due 1/15/2008                                            5,162,511
                AAA       Aaa    14,457,375       3.875% due 1/15/2009                                           16,278,672
                AAA       Aaa     2,818,525       4.25% due 1/15/2010                                             3,274,664
                AAA       Aaa     4,359,360       3.50% due 1/15/2011                                             4,933,571
                AAA       Aaa    11,604,450       3% due 7/15/2012                                               12,821,107
                AAA       Aaa     7,848,976       1.875% due 7/15/2013                                            7,963,642
                AAA       Aaa     9,957,535       2% due 1/15/2014                                               10,179,249
                AAA       Aaa    10,261,563       3.625% due 4/15/2028                                           12,962,837
                AAA       Aaa     7,961,358       3.875% due 4/15/2029                                           10,513,037
                AAA       Aaa     6,411,720       3.375% due 4/15/2032                                            8,093,796

                                              Total Investment in U.S. Government Obligations                   104,981,500
                                              (Cost - $105,684,212) - 91.6%


                                 Beneficial
                                   Interest   Short-Term Investments
                                $ 6,443,490   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)         6,443,490

                                              Total Short-Term Investments (Cost - $6,443,490) - 5.6%             6,443,490


                                  Number of
                                  Contracts   Options Purchased
Call Options                              7   London InterBank Offered Rate (LIBOR) Linked
Purchased - 0.0%                              Floor, expiring April 2005 at USD .015, Broker
                                              J.P. Morgan Chase Bank (b)                                                 42

                                              Total Options Purchased  (Premium Paid - $4,200) - 0.0%                    42

                                              Total Investments (Cost - $114,631,902) - 99.4%                   113,931,932


                                  Number of
                                  Contracts   Options Written
Call Options                             20   Consumer Price Index (CPI) Linked Floor,
Written - 0.0%                                expiring April 2009 at USD 1, Broker
                                              Morgan Stanley Capital Services Inc. (b)                             (32,000)

                                              Total Options Written  (Premium Received - $32,000) - 0.0%           (32,000)

                Total Investments, Net of Options Written (Cost - $114,599,902*) - 99.4%                        113,899,932
                Other Assets Less Liabilities - 0.6%                                                                673,389
                                                                                                            ---------------
                Net Assets - 100.0%                                                                         $   114,573,321
                                                                                                            ===============

(a) Investments in companies considered to be an affiliate of the Trust
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                                  Interest/
                                                     Net           Dividend
    Affiliate                                      Activity         Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                    $6,443,490     $  30,714
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                             -     $     407
    Merrill Lynch Premier Institutional Fund               -     $   5,957


(b) One contract represents a notional amount of $1,000,000.

(c) Floating rate note.

  * The cost and unrealized appreciation/deprecation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:


     Aggregate cost, net of options written              $  114,599,902
                                                         ==============
     Gross unrealized appreciation                       $      303,736
     Gross unrealized depreciation                          (1,003,706)
                                                         --------------
     Net unrealized depreciation                         $    (699,970)
                                                         ==============


  + For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purpose of this report, which many combine such Industry sub-classifications for reporting ease.

    Swaps outstanding as of August 31, 2004 were as follows:


                                                            Unrealized
                                              Notional    Appreciation/
                                               Amount      Depreciation

    Receive a variable return equal to
      CMBS Investment Grade Index Spread
      Total Return and pay floating rate
      based on 1-month USD LIBOR,
      minus .65%

    Broker, Deutsche Bank AG, London
      Expires October 2004                 $10,000,000                -

    Receive a variable return based on
      3-month USD LIBOR, plus .42% which
      is capped at a fixed coupon of 8% and
      callable quarterly beginning
      September 29, 2004 and pay floating
      rate based on 3-month USD LIBOR

    Broker, J.P. Morgan Chase Bank
      Expires March 2010                    $1,000,000        $     602

    Sold credit default protection on
      Wyeth and receive .67%

    Broker, Lehman Brothers Special
      Finance
      Expires June 2009                     $2,000,000         (25,996)

    Sold credit default protection on
      Sprint and receive .93%

    Broker, J.P. Morgan Chase Bank
      Expires June 2009                     $2,000,000           24,704

    Sold credit default protection on
      Time Warner and receive .50%

    Broker, Morgan Stanley Capital
      Services Inc.
      Expires June 2007                     $2,000,000           36,866

    Sold credit default protection on
      Capital One Multi-Asset Execution
      Trust and receive .75%

    Broker, Deutsche Bank AG, London
      Expires March 2011                    $2,000,000           11,876

    Receive a variable rate equal to
      CMBS Investment Grade Index Spread
      Total Return and pay floating rate
      based on 1-month USD LIBOR,
      Minus .35%

    Broker, Deutsche Bank AG, London
      Expires November 2004                 $3,000,000                -

    Sold credit default protection on CDX
      and receive 0.6%

    Broker, J.P. Morgan Chase Bank
      Expires September 2009                $3,000,000            (817)

    Sold credit default protection on
      Holmes Financial PLC and receive .55%

    Broker, Deutsche Bank AG, London
      Expires July 2040                     $3,000,000          (1,131)

    Sold credit default protection on
      Permanent Financing PLC and receive .55%

    Broker, Deutsche Bank AG, London
      Expires June 2042                     $3,000,000          (1,131)

    Sold credit default protection on
      Granite Mortgages PLC and receive .45%

    Broker, Deutsche Bank AG, London
      Expires June 2044                     $3,000,000            (714)

    Sold credit default protection on
      WFS Financial Owner Trust and
      receive .41%

    Broker, Morgan Stanley Capital
      Services Inc.
      Expires December 2010                 $3,629,750            2,301

    Receive a variable rate based on
      3-month USD LIBOR plus .56% which is
      capped at 8% and callable quarterly
      beginning December 1, 2004

    Broker, J.P. Morgan Chase Bank
      Expires June 2010                     $5,000,000            7,564
                                                              ---------
    Total                                                     $  54,124
                                                              =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Inflation Protected Fund and Master Inflation
Protected Trust

By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: October 18, 2004